UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21386

Dreyfus Manager Funds I
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	3/31
Date of reporting period:	12/31/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alpha Growth Fund
December 31, 2009 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)
Consumer Discretionary--13.6%
Big Lots	11,500 a,b	333,270
Comcast, Cl. A	33,900	571,554
DIRECTV, Cl. A	14,300 b	476,905
DISH Network, Cl. A	26,500	550,405
Dollar Tree	38,700 b	1,869,210
Family Dollar Stores	27,300	759,759
Ford Motor	480,500 b	4,805,000
GameStop, Cl. A	109,500 a,b	2,402,430
Garmin	144,300 a	4,430,010
McDonald's	32,514	2,030,174
Priceline.com	13,000 a,b	2,840,500
Walgreen	55,300	2,030,616
		23,099,833
Consumer Staples--12.5%
Altria Group	59,200	1,162,096
Coca-Cola Enterprises	144,000	3,052,800
Colgate-Palmolive	13,200	1,084,380
Del Monte Foods	256,500	2,908,710
Kimberly-Clark	11,600	739,036
Kroger	6,800	139,604
Lorillard	4,000	320,920
PepsiCo	14,700	893,760
Philip Morris International	61,400	2,958,866
Procter & Gamble	47,900	2,904,177
Safeway	14,446	307,555
SUPERVALU	77,800	988,838
Wal-Mart Stores	68,800	3,677,360
		21,138,102
Energy--1.4%
Chevron	9,100	700,609

Exxon Mobil	19,200	1,309,248
Occidental Petroleum	4,000	325,400
		2,335,257
Financial--7.9%
Annaly Capital Management	190,400	3,303,440
Discover Financial Services	232,885	3,425,738
Goldman Sachs Group	12,000	2,026,080
PartnerRe	10,400	776,464
State Street	86,300	3,757,502
TD Ameritrade Holding	8,500 b	164,730
		13,453,954
Health Care--21.7%
Abbott Laboratories	26,100	1,409,139
Baxter International	4,908	288,001
Becton, Dickinson & Co.	2,200	173,492
Biogen Idec	7,200 b	385,200
Bristol-Myers Squibb	153,007	3,863,427
CareFusion	71,500 b	1,788,215
Eli Lilly & Co.	110,800 a	3,956,668
Forest Laboratories	18,997 b	609,994
Genzyme	11,800 b	578,318
Gilead Sciences	110,500 b	4,782,440
Illumina	23,300 a,b	714,145
Johnson & Johnson	76,500	4,927,365
Kinetic Concepts	19,200 a,b	722,880
Medco Health Solutions	40,200 b	2,569,182
Medtronic	30,770	1,353,265
Merck & Co.	27,912	1,019,905
Millipore	4,900 b	354,515
Mylan	29,900 a,b	551,057
Omnicare	92,200	2,229,396
Pfizer	38,418	698,823
WellPoint	65,000 b	3,788,850
		36,764,277
Industrial--3.2%
Oshkosh	38,200	1,414,546
Raytheon	59,600	3,070,592

Valmont Industries	12,000 a	941,400
		5,426,538
Information Technology--32.1%
Apple	30,279 b	6,384,630
Broadridge Financial Solutions	27,500	620,400
CA	17,485	392,713
Cisco Systems	38,500 b	921,690
Cree	29,800 b	1,679,826
Cypress Semiconductor	365,500 b	3,859,680
EMC	89,000 b	1,554,830
Fidelity National Information
Services	148,700	3,485,528
FLIR Systems	4,700 a,b	153,784
Google, Cl. A	6,200 b	3,843,876
Hewlett-Packard	32,088	1,652,853
International Business Machines	74,800	9,791,320
MasterCard, Cl. A	6,600 a	1,689,468
Microsoft	177,101	5,399,810
Novell	5,700 b	23,655
Oracle	221,700	5,440,518
Sohu.com	34,100 a,b	1,953,248
Western Digital	115,600 b	5,103,740
Western Union	25,000	471,250
		54,422,819
Materials--2.6%
Bemis	2,568	76,141
Commercial Metals	150,000	2,347,500
Pactiv	27,300 b	659,022
Reliance Steel & Aluminum	31,200	1,348,464
		4,431,127
Telecommunication Services--.3%
AT & T	17,500	490,525

Utilities--4.9%
American Water Works	3,661	82,043
DPL	49,500	1,366,200
Exelon	29,400	1,436,778

Integrys Energy	20,500	860,795
Nicor	34,600	1,456,660
Pinnacle West Capital	82,800	3,028,824
		8,231,300
Total Common Stocks
(cost $152,779,566)		169,793,732

Other Investment--.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $652,000)	652,000 [c]	652,000

Investment of Cash Collateral for
Securities Loaned--6.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $10,518,126)	10,518,126 [c]	10,518,126

Total Investments (cost $163,949,692)	106.8%	180,963,858
Liabilities, Less Cash and Receivables	(6.8%)	(11,538,688)
Net Assets	100.0%	169,425,170

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $10,128,225 and the total market value of the collateral held by the fund is $10,518,126.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $163,949,692.

Net unrealized appreciation on investments was $17,014,166 of which $22,940,938 related to appreciated investment securities and $5,926,772 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	167,840,484	-	-	167,840,484
Equity Securities - Foreign+	1,953,248	-	-	1,953,248
Mutual Funds	11,170,126	-	-	11,170,126
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that fair valued by the Board of Trustees, certain factors may be such as: fundamental analytical data, the nature and duration of on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Fund
December 31, 2009 (Unaudited)

Common Stocks--99.6%	Shares	Value ($)
Consumer Discretionary--6.7%
Coach	150,000	5,479,500
DeVry	80,000	4,538,400
Family Dollar Stores	143,000 a	3,979,690
GameStop, Cl. A	155,000 a,b	3,400,700
McDonald's	75,000	4,683,000
		22,081,290
Consumer Staples--10.1%
Coca-Cola	121,250	6,911,250
Colgate-Palmolive	72,000	5,914,800
General Mills	50,000	3,540,500
PepsiCo	50,000	3,040,000
Procter & Gamble	120,000	7,275,600
Wal-Mart Stores	120,000	6,414,000
		33,096,150
Energy--16.2%
Apache	60,000	6,190,200
Chevron	116,780	8,990,892
ConocoPhillips	139,790	7,139,075
Exxon Mobil	90,000	6,137,100
Noble	240,000 a	9,768,000
Transocean	96,220 b	7,967,016
XTO Energy	147,000	6,839,910
		53,032,193
Financial--17.2%
Bank of America	250,000	3,765,000
Chubb	135,000	6,639,300
Citigroup	700,000	2,317,000
Goldman Sachs Group	26,000	4,389,840
JPMorgan Chase & Co.	225,000	9,375,750
People's United Financial	340,000	5,678,000

Prudential Financial	65,000	3,234,400
Simon Property Group	100,830	8,046,259
Travelers Cos.	160,000	7,977,600
Wells Fargo & Co.	185,000	4,993,150
		56,416,299
Health Care--10.4%
Abbott Laboratories	70,000	3,779,300
Celgene	83,000 b	4,621,440
Express Scripts	80,000 b	6,916,000
Gilead Sciences	181,000 b	7,833,680
Johnson & Johnson	102,000	6,569,820
Vertex Pharmaceuticals	100,000 b	4,285,000
		34,005,240
Industrial--7.5%
C.H. Robinson Worldwide	80,000	4,698,400
Fastenal	100,000 a	4,164,000
General Electric	315,000	4,765,950
Jacobs Engineering Group	105,000 b	3,949,050
United Technologies	100,000	6,941,000
		24,518,400
Information Technology--23.1%
Apple	56,000 b	11,808,160
Applied Materials	255,000	3,554,700
Cisco Systems	220,000 b	5,266,800
eBay	150,000 b	3,531,000
Google, Cl. A	11,000 b	6,819,780
Hewlett-Packard	148,270	7,637,388
Intel	250,000	5,100,000
International Business Machines	68,000	8,901,200
MasterCard, Cl. A	20,000 a	5,119,600
Microsoft	300,000	9,147,000
Oracle	230,000	5,644,200
Yahoo!	200,000 b	3,356,000
		75,885,828
Materials--1.0%
Crown Holdings	130,000 b	3,325,400
Telecommunication Services--4.3%

American Tower, Cl. A	150,000 b	6,481,500
AT & T	268,570	7,528,017
		14,009,517
Utilities--3.1%
AES	250,000 b	3,327,500
FPL Group	70,000	3,697,400
ONEOK	70,000	3,119,900
		10,144,800
Total Common Stocks
(cost $315,959,341)		326,515,117

Other Investment--.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,065,000)	3,065,000 [c]	3,065,000

Investment of Cash Collateral for
Securities Loaned--3.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $12,332,500)	12,332,500 [c]	12,332,500

Total Investments (cost $331,356,841)	104.3%	341,912,617
Liabilities, Less Cash and Receivables	(4.3%)	(13,959,824)
Net Assets	100.0%	327,952,793

a

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $11,957,406 and the total market value of the collateral held by the fund is $12,332,500.

b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $331,356,841.

Net unrealized appreciation on investments was $10,555,776 of which $41,078,542 related to appreciated investment securities and $30,522,766 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	326,515,117	-	-	326,515,117
Mutual Funds	15,397,500	-	-	15,397,500
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P Stars Opportunities Fund
December 31, 2009 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--15.7%
Advance Auto Parts	110,000	4,452,800
Aeropostale	150,000 a	5,107,500
Chico's FAS	100,000 a	1,405,000
Coach	180,000	6,575,400
Dollar Tree	21,000 a	1,014,300
Family Dollar Stores	162,000	4,508,460
GameStop, Cl. A	100,000 a,b	2,194,000
ITT Educational Services	7,600 a,b	729,296
Lennar, Cl. A	150,000	1,915,500
Toll Brothers	100,000 a	1,881,000
Under Armour, Cl. A	93,000 a,b	2,536,110
		32,319,366
Consumer Staples--.5%
BJ's Wholesale Club	15,000 a,b	490,650
Universal	14,000 b	638,540
		1,129,190
Energy--6.8%
FMC Technologies	20,000 a,b	1,156,800
Mariner Energy	150,000 a	1,741,500
Noble	150,000	6,105,000
XTO Energy	109,000	5,071,770
		14,075,070
Financial--13.8%
Everest Re Group	50,000	4,284,000
Fortress Investment Group	700,000 a,b	3,115,000
HCC Insurance Holdings	23,700	662,889
Hudson City Bancorp	420,000	5,766,600
IntercontinentalExchange	11,000 a	1,235,300
Invesco	150,000	3,523,500
Nasdaq OMX Group	20,000 a	396,400

Nationwide Health Properties	26,000 c	914,680
People's United Financial	300,000	5,010,000
UDR	165,000	2,712,600
Westamerica Bancorporation	13,000 b	719,810
		28,340,779
Health Care--16.8%
Celgene	107,000 a	5,957,760
Edwards Lifesciences	40,000 a	3,474,000
Express Scripts	3,900 a	337,155
Gilead Sciences	130,000 a	5,626,400
Life Technologies	151,000 a	7,886,730
Mylan	250,000 a,b	4,607,500
Universal Health Services, Cl. B	22,000	671,000
Vertex Pharmaceuticals	140,000 a,b	5,999,000
		34,559,545
Industrial--17.6%
AGCO	14,250 a,b	460,845
Brink's	10,100	245,834
C.H. Robinson Worldwide	110,000 b	6,460,300
Dun & Bradstreet	8,000	674,960
Fastenal	142,000 b	5,912,880
Flowserve	83,000	7,845,990
Fluor	6,000	270,240
Goodrich	56,000	3,598,000
Jacobs Engineering Group	100,000 a	3,761,000
Landstar System	88,000	3,411,760
Stericycle	10,000 a	551,700
W.W. Grainger	30,000	2,904,900
		36,098,409
Information Technology--15.0%
Amdocs	70,000 a	1,997,100
AU Optronics, ADR	300,000 b	3,597,000
Computer Sciences	9,800 a	563,794
Global Payments	120,000	6,463,200
Harris	60,000	2,853,000
Linear Technology	130,000	3,970,200
Microchip Technology	190,000 b	5,521,400

Sybase	115,000 a,b	4,991,000
Tech Data	19,000 a,b	886,540
		30,843,234
Materials--5.0%
Crown Holdings	168,000 a	4,297,440
FMC	93,000	5,185,680
Minerals Technologies	13,700	746,239
		10,229,359
Telecommunication Services--3.9%
Crown Castle International	147,000 a	5,738,880
Frontier Communications	280,000	2,186,800
		7,925,680
Utilities--3.9%
AES	170,000 a	2,262,700
ONEOK	117,000	5,214,690
UGI	21,000	507,990
		7,985,380
Total Common Stocks
(cost $166,244,253)		203,506,012

Other Investment--1.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,058,000)	3,058,000 [d]	3,058,000
Investment of Cash Collateral for
Securities Loaned--16.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $32,854,928)	32,854,928 [d]	32,854,928
Total Investments (cost $202,157,181)	116.5%	239,418,940
Liabilities, Less Cash and Receivables	(16.5%)	(33,937,451)
Net Assets	100.0%	205,481,489

ADR - American Depository Receipts

a	Non-income producing security.

b

Security, or portion thereof, on loan. At December 31, 2009, the total market value of the fund's securities on loan is $31,661,848 and total market value of the collateral held by the fund is $32,854,928.

c	Investment in Real Estate Investment Trust.
d	Investment in affiliated money market mutual fund.

At December 31, 2009, the aggregate cost of investment securities for income tax purposes was $202,157,181. Net unrealized appreciation on investments was $37,261,759 of which $47,750,193 related to appreciated investment securities and $10,488,434 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2009 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	199,909,012	-	-	199,909,012
Equity Securities - Foreign+	3,597,000	-	-	3,597,000
Mutual Funds	35,912,928	-	-	35,912,928
+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2009.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Manager Funds I

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	February 19, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 19, 2010

EXHIBIT INDEX

              (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)